Income Taxes - Summary of Reconciliation of Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Income Taxes [line items]
Profit from continuing operations before taxes	$ 3,944	$ 6,565
Loss from discontinued operations before taxes	(28)	(956)
Profit from continuing operations before taxes	3,916	5,609
Tax expense at the Canadian statutory income tax rate of 27% (2022 – 26.53%)	1,057	1,488
Tax effect of:
Resource taxes	419	670
Resource and depletion allowances	(64)	(96)
Non-deductible expenses (non-taxable income)	42	74
Tax pools not recognized (recognition of previously unrecognized tax pools)	8	5
Effect of new Chilean royalty	106	0
Difference in tax rates in foreign jurisdictions	48	76
Revisions to prior year estimates	17	15
Non-controlling interests	(25)	(21)
Effect from sale of Fort Hills	2	83
Other	(2)	17
Total income taxes from continuing and discontinued operations	1,608	2,311
Represented by:
Current income taxes	2,228	1,413
Deferred income taxes	(620)	898
Provision for income taxes from continuing operations	$ 1,610	$ 2,495
Applicable tax rate	27.00%	26.53%
Aggregate continuing and discontinued operations
Tax effect of:
Total income taxes from continuing and discontinued operations	$ 1,608	$ 2,311
Discontinued operations
Disclosure of Income Taxes [line items]
Profit from continuing operations before taxes	(18)	(931)
Represented by:
Recovery of income taxes from discontinued operations	$ (2)	$ (184)